Other assets - Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Other assests [Line Items]
Total	₩ 4,424,728	$ 3,063,050	₩ 4,605,363
Lease assets
Other assests [Line Items]
Total	3,823,620		3,965,839
Prepaid expenses
Other assests [Line Items]
Total	416,230		359,638
Advance payments
Other assests [Line Items]
Total	75,234		194,881
Non-operational assets
Other assests [Line Items]
Total	43,050		44,430
Others
Other assests [Line Items]
Total	₩ 66,594		₩ 40,575